Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity California Municipal Trust II
Entity Central Index Key	0000878662
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity California Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund Premium Class
Trading Symbol	FSPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 5,189,118,446
Holdings Count | shares	458
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$5,189,118,446
Number of Holdings	458

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.8 8-30 1.4 31-60 11.3 61-90 7.5 91-180 2.3 >180 6.1 Variable Rate Demand Notes (VRDNs) 40.4 Tender Option Bond 19.4 Commercial Paper 17.4 Municipal Securities 12.8 Net Other Assets (Liabilities) 10.0 ASSET ALLOCATION (% of Fund's net assets)
Fidelity California Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund
Trading Symbol	FABXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 5,189,118,446
Holdings Count | shares	458
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$5,189,118,446
Number of Holdings	458

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.8 8-30 1.4 31-60 11.3 61-90 7.5 91-180 2.3 >180 6.1 Variable Rate Demand Notes (VRDNs) 40.4 Tender Option Bond 19.4 Commercial Paper 17.4 Municipal Securities 12.8 Net Other Assets (Liabilities) 10.0 ASSET ALLOCATION (% of Fund's net assets)
Fidelity California Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund Institutional Class
Trading Symbol	FSBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 5,189,118,446
Holdings Count | shares	458
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$5,189,118,446
Number of Holdings	458

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.8 8-30 1.4 31-60 11.3 61-90 7.5 91-180 2.3 >180 6.1 Variable Rate Demand Notes (VRDNs) 40.4 Tender Option Bond 19.4 Commercial Paper 17.4 Municipal Securities 12.8 Net Other Assets (Liabilities) 10.0 ASSET ALLOCATION (% of Fund's net assets)